SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

These Annual Financial Statements have been prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB").

Reclassification of Prior year presentation

Reclassification of prior year presentation

Certain revenue disaggregation and segment reporting balances reported in prior periods have been reclassified for consistency with the current period presentation. These immaterial reclassifications had no effect on the reported consolidated results of operations.

In the second quarter of 2019, GFL revised its accounting policy in regard to the presentation in certain "Other" revenue to reflect changes made in the manner in which results were being internally reported and managed. As a result of the policy revision, revenue previously disclosed as attributable to a specific service line was reclassified as "Other" revenue within the revenue by service line disclosure.

During the year ended December 31, 2020, GFL moved one of its business units from its Infrastructure and soil remediation segment to its Solid waste segment to make the segment presentation consistent with an internal management reorganization. This move resulted in a decrease in Solid waste revenue and an increase in Infrastructure and soil remediation revenue. Also, during the year ended December 31, 2020, GFL harmonized the presentation of intercompany revenues across all of its business units for internal reporting purposes to align with how our chief operating decision maker (“CODM”) reviews results, which resulted in an increase to the amounts disclosed for Landfill,

Transfer, Material Recovery and Intercompany revenue within GFL’s revenue by service type disclosure. Additionally, during the year ended December 31, 2020, GFL harmonized the presentation of corporate costs, which resulted in an increase to the amounts disclosed in Corporate and a decrease in Solid USA.

All previously reported revenue by service type and segment information has been retrospectively adjusted to conform to the updated 2020 presentation.

GFL has amended certain 2019 and 2018 balances due to rounding.

Basis Of measurement

Basis of measurement

GFL’s Annual Financial Statements were prepared on the historical cost basis except for certain financial instruments that are measured at fair value at the end of the reporting period (see Note 19).

Presentation and functional currency	Presentation and functional currency These Annual Financial Statements are presented in Canadian dollars which is GFL’s functional currency.
Basis of consolidation

Basis of consolidation

Subsidiaries are entities controlled by the Company. Control exists when the Company has power over an entity, exposure or rights to variable returns from the Company’s involvement with the entity, and the ability to use its power over the entity to affect the amount of the Company’s returns. The financial accounts and results of subsidiaries are included in the Annual Financial Statements of the Company from the date that control commences until the date that control ceases.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies. All intercompany assets and liabilities, equity, income, expenses and cash flows relating to transactions between the Company and its subsidiaries are eliminated in full on consolidation.

Property and equipment

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and impairment. Assets are depreciated to residual values over their estimated useful lives, with depreciation commencing when an asset is ready for use. Significant parts of property and equipment that have different depreciable lives are depreciated separately. Judgment is used in determining the appropriate level of componentization.

Depreciation is computed on a straight-line basis, unless otherwise stated, using the following useful lives:

Type of property and equipment	Depreciation term
Buildings and improvements	10 to 30 years or term of lease
Landfills	Units of production
Vehicles	10 to 20 years
Machinery and equipment	3 to 20 years
Containers	5 to 10 years
Right-of-use assets	Shorter of lease term or life of underlying asset(s)

The costs of repair and maintenance activities are recognized in the consolidated statement of operations as incurred. Distinguishing major inspections and overhaul from repairs and maintenance in determining which costs are capitalized is a matter of management judgement.

An item of property and equipment is de-recognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on de-recognition of the asset (calculated as the difference between net disposal proceeds and the carrying amount of the asset) is included as a gain or loss in the consolidated statement of operations in the period the asset is de-recognized.

Property and equipment are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If the possibility of impairment is indicated, the Company will estimate the recoverable amount of the asset and record any impairment loss in the consolidated statement of operations.

Assets under development are not depreciated until they are available for use.

Landfill assets

Landfill assets

Landfill assets represent the cost of landfill airspace, including original acquisition cost and landfill construction and development costs, incurred during the operating life of the site. Landfill assets also include capitalized landfill closure and post-closure costs, net of accumulated amortization, and the cost of either new or landfill expansion permits.

The original cost of landfill assets, together with incurred and projected landfill construction and development costs, is amortized on a per unit basis as landfill airspace is consumed.

Landfill assets are amortized over their total available disposal capacity representing the sum of estimated permitted airspace capacity (having received the final permit from the governing authorities) plus future permitted airspace capacity, representing an estimate of airspace capacity that management believes is probable of being permitted based on the following criteria:

●	Personnel are actively working to obtain the permit or permit modifications necessary for expansion of an existinglandfill, and progress is being made on the project;
●	It is probable that the required approvals will be received within the normal application and processing periods for approvals in the jurisdiction in which the landfill is located;
●	The Company has a legal right to use or obtain land associated with the expansion plan;
●	There are no significant known political, technical, legal or business restrictions or issues that could impair the success of the expansion effort;
●	Management is committed to pursuing the expansion; and
●	Additional airspace capacity and related costs have been estimated based on the conceptual design of the proposed expansion.

The Company has been successful in receiving approvals for expansions pursued; however, there can be no assurance that the Company will be successful in obtaining approvals for landfill expansions in the future.

Leasing arrangements

Leasing arrangements

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives receivable;
●	variable lease payments that are based on an index or a rate;
●	amounts expected to be payable by the lessee under residual value guarantees;
●	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and
●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

As the interest rate implicit in GFL’s leases is typically not readily determinable, GFL utilizes its weighted average incremental borrowing rate to discount the lease payments.

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability;
●	any lease payments made at or before the commencement date less any lease incentives received;
●	any initial direct costs; and
●	restoration costs.

Intangible assets

Intangible assets

Intangible assets are stated at cost, less accumulated amortization and impairment, and consist of customer lists, municipal and other commercial contracts, non-compete agreements, and trade name, licenses and permits. The Certificate of Approval (“C of A”) licenses provide the Company with certain waste management rights in the province or state of issue and are considered to have an indefinite life and therefore are not subject to amortization, unless they relate to a leased facility in which case they are amortized over the lease term. Amortization is based on the estimated useful life using the following methods and rates:

Type of intangible asset		Amortization term
Trade names, certificates of approval and other licenses		Indefinite
Customer lists and municipal contracts	Straight-line	5 to 10 years
Non-compete agreements	Straight-line	5 years

Intangible assets with indefinite useful lives are tested at least annually, at the cash-generating unit level for impairment. The assessment of indefinite life is reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is made on a prospective basis. Intangible assets with finite lives are amortized over the useful economic life on a straight-line basis and assessed for impairment whenever there is an indication that the intangible asset may be impaired. Amortization expense is included as part of cost of sales.

Goodwill

Goodwill

Goodwill arising on an acquisition of a business represents the excess of the purchase price over the fair value of the net identifiable assets of the acquired business. Goodwill is carried at cost as established at the date of acquisition of the business less accumulated impairment losses, if any.

For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to cash-generating units ("CGU"), or groups of CGUs, based on the lowest level within the entity in which the goodwill is monitored for internal management purposes. The allocation is made to those CGUs that are expected to benefit from the business combination in which the goodwill arose. The Company tests its goodwill for impairment at the operating segment level. Any potential impairment of goodwill is identified by comparing the recoverable amount of a group of CGUs to its carrying value. Goodwill is reduced by the amount of deficiency, if any. If the deficiency exceeds the carrying amount of goodwill, the carrying values of the remaining assets in the CGUs are reduced by the excess on a pro-rata basis. The Company tests goodwill for impairment annually on December 31, or more frequently if there are indications of impairment.

The recoverable amount of a CGU is the higher of the estimated fair value less costs of disposal or value-in-use of the CGU. In assessing value-in-use, the estimated future cash flows are discounted using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

Deferred financing costs

Deferred financing costs

Deferred financing costs in respect of the Company’s long-term debt are presented as a reduction of long-term debt and are recognized using the effective interest method over the term of the related financing agreement.

Landfill closure and post-closure obligations

Landfill closure and post-closure obligations

The Company recognizes the estimated liability for an asset retirement obligation that results from acquisition, construction, development or normal operations in the year in which it is incurred. Costs associated with capping, closing and monitoring a landfill or portions thereof after it ceases to accept waste, are initially measured at the discounted future value of the estimated cash flows over the landfill’s operating life, representing the period over which the site receives waste. This value is capitalized as part of the cost of the related asset and amortized over the asset’s useful life.

Estimates are reviewed at least once annually and consider, amongst other things, regulations that govern each site. The Company estimates the fair value of landfill closure and post-closure costs using present value techniques that consider and incorporate assumptions and considerations marketplace participants would use in the determination of those estimates, including inflation, markups, inherent uncertainties due to the timing of work performed, information obtained from third parties, quoted and actual prices paid for similar work and engineering estimates. Inflation assumptions are based on management’s evaluation of current and future economic conditions and the expected timing of these expenditures. Fair value estimates are discounted applying the risk-free rate, which is a rate that is essentially free of default risk. In determining the risk-free rate, consideration is given to both current and future economic conditions and the expected timing of expenditures.

Revenue recognition

Revenue recognition

The Company records revenue when control is transferred to the customer, generally at the time that the service is provided. Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. The Company recognizes revenue from the following major sources:

Collection and disposal of solid waste

The Company generates revenue through fees charged for the collection of solid waste including recyclables, from its municipal, residential and commercial and industrial customers. Revenues from these contracts are influenced by a variety of factors including collection frequency, type of service, type and volume or weight of waste and type of equipment and containers furnished to the customer. In addition to handling the Company’s own collected waste volumes, its transfer stations, material recovery facilities ("MRFs"), landfills and organic waste processing facilities generate revenue from tipping fees paid to the Company by municipalities and third-party haulers and waste generators and from the sale of recycled commodities. The Company also operates MRFs, transfer stations and landfills for municipal owners under a variety of compensation arrangements, including fixed fee arrangements or on a tonnage or other basis.

Our municipal customer relationships are generally supported by contracts ranging from three to ten years. Our municipal collection contracts provide for fees based upon a per household, per tonne or ton, per lift or per service basis and often provide for annual price increases indexed to Consumer Price Index ("CPI") and market costs for fuel. We provide regularly scheduled service to a large percentage of our commercial and industrial customers under contracts with three to five-year terms with automatic renewals, volume-based pricing and CPI, fuel and other adjustments. Other commercial and industrial customers are serviced on an "on- call" basis.

Certain future variable considerations of long-term customer contracts may be unknown upon entering into the contract, including the amount that will be billed in accordance with annual CPI, market costs for fuel and commodity prices. The amount to be billed is often tied to changes in an underlying base index such as a CPI or a fuel or commodity index, and revenue is recognized once the index is established for the future period. The Company does not disclose the value of unsatisfied performance obligations for these contracts as its right to consideration corresponds directly to the value provided to the customer for services completed to date and all future variable consideration is allocated to wholly unsatisfied performance obligations.

Collection and disposal of liquid waste

The Company generates revenue through fees charged for the collection, management, transportation, processing and disposal of a wide variety of industrial and commercial liquid wastes. Revenue is primarily derived from fees charged to customers on a per service, volume and/or hour basis. Revenues from these contracts are influenced by a variety of factors including timing of contract, type of service, type and volume of liquid waste and type of equipment used. Revenue in the liquid waste business is also derived from the stewardship return incentives paid by most Canadian provinces in which the Company has liquid waste operations, as well as from the sale of used motor oil, solvents and downstream products to third parties. The fees received from third parties are based primarily on the market, type and volume of material sold. Generally, fees are billed and revenue is recognized at the time control is transferred. Revenue recognized under these agreements is variable in nature based on volumes and commodity prices at the time of sale, which are unknown at contract inception.

Soil remediation and infrastructure contracts

The Company earns revenue through fees collected for the excavation and transport of clean and contaminated soils and the remediation and disposal of contaminated and remediated soils. The Company also offers complementary civil, demolition, excavation and shoring services in its infrastructure business. In the soil remediation and infrastructure business, revenue is generated on a project basis, normally encompassing all of the above services.

Fees charged for soil remediation and infrastructure contracts are determined based on the expected costs to complete each specific project. Revenue is recognized for these services based on the stage of completion of the contract, measured based on the expected remaining costs to complete the project. In cases where soil remediation services are sold outside of an infrastructure project, the fees for remediation and the related excavation operations are generated on a per tonne basis.

Unbilled revenue

Unbilled revenue occurs in certain situations, which vary by project. For example, amounts relating to contract assets are balances due from customers under construction contracts that arise when GFL receives payments from customers in relation with a series of performance related milestones. GFL will previously have recognized a contract asset for any work performed. Any amount previously recognized as a contract asset is reclassified to trade receivables at the point at which it is invoiced to the customer.

Share based payments

Share based payments

Stock options issued by the Company as remuneration of its key employees, officers, and directors are settled in subordinate voting shares and are accounted for as equity-settled awards.

The fair value of options granted is measured using either the Black-Scholes option pricing model or the Monte Carlo simulation methods, which rely on estimates of the expected risk-free interest rate, expected dividend payments, expected share price volatility, value of the Company’s shares and the expected average life of the options. The Company believes these models adequately capture the substantive features of the option awards and are appropriate to calculate their fair values.

The fair value of the options determined at grant date is expensed over the vesting period using an accelerated method of amortization, with a corresponding increase to contributed surplus. Expense related to share-based payments is included as part of selling, general and administrative expense. Upon exercise of options, the amount recognized in contributed surplus for the awards and the cash received upon exercise are recognized as an increase in share capital.

GFL has a long-term incentive plan (“LTIP”) to grant long-term equity-based incentives, including options, performance stock units (“PSUs”), restricted stock units (“RSUs”), and deferred share units (“DSUs”) to eligible participants. Each award represents the right to receive subordinate voting shares, or in the case of PSUs and RSUs, subordinate voting shares and/or cash, in accordance with the terms of the LTIP. Each DSU represents a unit equivalent in value to a subordinate voting share based on the closing price of the subordinate voting shares on the day prior to the grant.

The fair value of the RSUs and DSUs granted are based on the closing price of the subordinate voting shares on the day prior to the grant. The fair value of the RSUs and DSUs are recognized as compensation expense over the vesting period. As of December 31, 2020, there have been no PSUs issued.

Income taxes

Income taxes

Income tax expense or recovery is comprised of current and deferred income taxes. It is recognized in the consolidated statement of operations, except to the extent that the expense relates to items recognized directly in equity.

A current or non-current tax liability/asset is the estimated tax payable/receivable on taxable earnings for the period, and any adjustments to taxes payable with respect to previous periods.

The liability method is used to account for deferred tax assets and liabilities, which arise from temporary differences between the carrying amount of assets and liabilities recognized in the consolidated statement of financial position and their corresponding tax basis. The carry forward of unused tax losses and credits are recognized to the extent that it is probable they can be used in the future.

The carrying amount of deferred income tax assets is reviewed at each financial position date and reduced to the extent it is no longer probable that the income tax asset will be recovered.

Deferred tax assets and liabilities are calculated at the tax rates that are expected to apply when the asset or liability is recovered or settled. Current and deferred tax assets and liabilities are calculated using tax rates that have been enacted or substantively enacted at the end of the reporting date.

Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Deferred tax liabilities are offset if a legally enforceable right exists to set off current income tax assets against current income tax liabilities and the deferred tax relates to the same taxable entity and the same taxation authority.

Financial instruments

Financial instruments

Classification and measurement

All financial assets and liabilities are recognized initially at fair value plus or minus transaction costs, except for financial instruments at fair value through profit or loss ("FVTPL"), for which transaction costs are expensed.

Debt financial instruments are subsequently measured at FVTPL, fair value through other comprehensive income ("FVTOCI"), or amortized cost using the effective interest rate method. The Company determines the classification of its financial assets based on the Company’s business model for managing the financial assets and whether the instruments’ contractual cash flows represent solely payments of principal and interest on the principal amount outstanding.

The Company’s derivatives designated as a hedging instrument in a qualifying hedge relationship are subsequently measured at FVTOCI. Equity instruments that meet the definition of a financial asset, if any, are subsequently measured at FVTPL or elected irrevocably to be classified at FVTOCI at initial recognition. Derivatives not designated in a qualified hedge relationship are measured at FVTPL.

Financial liabilities are subsequently measured at amortized cost using the effective interest method or at FVTPL in certain circumstances or when the financial liability is designated as such. For financial liabilities that are designated as FVTPL, the amount of change in the fair value of the financial liability that is attributable to changes in the Company’s own credit risk of that liability is recognized in other comprehensive income or loss unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income or loss would create or enlarge an accounting mismatch in the consolidated statement of operations. The remaining amount of change in the fair value of the liability is recognized in the consolidated statement of operations. Changes in fair value of a financial liability attributable to the Company’s own credit risk that are recognized in other comprehensive income or loss are not subsequently reclassified to the consolidated statement of operations; instead, they are transferred to retained earnings, upon de-recognition of the financial liability.

All of the Company’s financial assets are categorized within the amortized cost measurement category. All of the Company’s financial liabilities, with the exception of deferred foreign exchange derivatives and the TEU Purchase Contracts, are also categorized within the amortized cost measurement category. Deferred foreign exchange derivatives, which qualify for hedge accounting, are categorized within the FVTOCI category and the TEU Purchase Contracts (as defined below), which is a financial liability with embedded derivative features, is categorized within the FVTPL category.

Impairment

The Company uses a forward-looking Expected Credit Loss ("ECL") model to determine impairment of financial assets. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Company expects to receive.

For trade receivables and holdbacks, the Company applies the simplified approach and has determined the allowance based on lifetime ECLs at each reporting date. The Company has established a provision that is based on the Company’s historical credit loss experience, adjusted for forward-looking factors specific to the customers and the economic environment.

Hedge accounting

The Company is exposed to the risk of currency fluctuations and has entered into currency derivative contracts and is exposed to the risk of fuel price fluctuations and has entered into fuel derivative contracts to hedge a portion of this exposure on the basis of planned transactions. Where hedge accounting is applied, the criteria are documented at the inception of the hedge and updated at each reporting date. The Company documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking the hedging transactions. The Company also documents its assessment, at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items.

Basis of fair values

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	In the principal market for the asset or liability, or
●	In the absence of a principal market, in the most advantageous market for the asset or liability.

The Company uses valuation techniques that it believes are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. All assets and liabilities for which fair value is measured or disclosed in the Annual Financial Statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

Level 1 — quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 — inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — are unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The fair values of certain of the Company’s financial instruments are determined using Level 1 and Level 2 fair value measurements. The Company does not have any Level 3 fair value measurements. In addition, there have been no significant transfers between levels.

Business combinations

Business combinations

Acquisitions of subsidiaries and businesses are accounted for using the acquisition method. The consideration for each acquisition is measured as the aggregate of the fair values of assets given, liabilities incurred or assumed, and the equity instruments issued by the Company in exchange for control of the acquired company or business. Acquisition-related costs are recognized in the consolidated statement of operations as incurred. Where the consideration for the acquisition includes any asset or liability resulting from a contingent consideration arrangement, it is measured at fair value at the acquisition date. Contingent consideration is remeasured at subsequent reporting dates at its fair value, and the resulting gain or losses recognized in the consolidated statement of operations.

Critical accounting judgments and estimates

Critical accounting judgments and estimates

The preparation of the Annual Financial Statements in conformity with IFRS requires management to make estimates, assumptions and judgments that affect the reported amounts of assets, liabilities, revenue, and expense for the period. Such estimates relate to unsettled transactions and events as of the date of the Annual Financial Statements. Accordingly, actual results may differ from estimated amounts as transactions are settled in the future. Estimates and assumptions are reviewed on an ongoing basis. Revisions to estimates are applied prospectively.

The following areas are the critical judgments and estimates that management has made in applying the Company’s accounting policies and that have the most significant effect on amounts recognized in the Annual Financial Statements:

●	Determining fair value of acquired assets and liabilities in business combinations
●	Determining key assumptions for impairment testing
●	Estimating the percentage of completion for certain revenue arrangements
●	Estimating the expected credit losses related to trade and other receivables
●	Forecasting future taxable income and the timing of reversal of temporary differences in connection with deferred income taxes
●	Estimating the amount and timing of the landfill closure and post-closure obligations
●	Estimating the useful lives of property and equipment and finite-life intangible assets
●	Determining inputs into valuation models for equity-settled share-based payments
●	Determining the mark-to-market valuation of the Purchase Contracts
●	Determining the mark-to-market valuation of the hedging instruments

Foreign currency translation

Foreign currency translation

Functional and presentation currency

Items included in the financial statements of the Company’s subsidiaries are measured using the currency of the primary economic environment in which each entity operates (the functional currency). Foreign currency transactions are translated into Canadian dollars using the exchange rates prevailing at the date of the transactions or valuation when items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the changes at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of operations.

Foreign operations

The Company’s foreign operations are conducted through its subsidiaries located in the United States of America ("US subsidiaries"), whose functional currency is the United States dollar.

The assets and liabilities of these US subsidiaries are translated into the presentation currency of the Company using the exchange rate at the reporting date. Revenues and expenses are translated at the average exchange rate for the period. The resulting foreign exchange translation differences are recorded as a currency translation adjustment in other comprehensive income or loss.

Change in Accounting Policies

Changes in Accounting Policies

IFRS 9/IAS 39 and IFRS 7 Amendments, Interest rate benchmark reform

The IASB issued amendments to IFRS 9, IAS 39 and IFRS 7 — Financial Instruments: Disclosures related to the first phase of interest rate benchmark reform. The amendments are effective for annual reporting periods beginning on or after January 1, 2020. GFL has assessed the impact of the amendments and concluded that they had no impact on the Annual Financial Statements.

IFRS 3 Amendments, Definition of a business

The IASB issued amendments to IFRS 3 — Business combinations to revise the definition of a business. The amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after

January 1, 2020, and to asset acquisitions that occur on or after the beginning of that period. GFL has assessed the impact of the amendments and concluded that they had no impact on the Annual Financial Statements.

IAS 1 and IAS 8 Amendments, Definition of material

The IASB issued amendments to IAS 1 — Presentation of financial statements and IAS 8 — Accounting policies, changes in accounting estimates and errors to revise the definition of material. The amendments are effective for annual reporting periods beginning on or after January 1, 2020. GFL has assessed the impact of the amendments and concluded that they had no impact on the Annual Financial Statements.

Conceptual framework

The IASB issued the revised conceptual framework for financial reporting to replace its 2010 conceptual framework. The revised conceptual framework is effective for annual periods beginning on or after January 1, 2020, with earlier application permitted. GFL assessed the revised conceptual framework and concluded that there is no impact on the Annual Financial Statements.

Future changes in accounting policies

The IASB has published Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) with amendments that address issues that might affect financial reporting after the reform of an interest rate benchmark, including its replacement with alternative benchmark rates. The amendments are effective for annual reporting periods beginning or after January 1, 2021. GFL will continue to evaluate the impact of the amendments.